MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 16, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Institutional Tax-Free Cash Trust (the “Fund”)

Institutional Shares

Premier Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Enclosed are the preliminary Proxy Statement and form of proxy for the above-referenced Registrant. Definitive copies of these proxy materials are expected to be released to shareholders on or about June 13, 2016.

The purpose of this meeting is to approve or disapprove a revision or amendment to the Fund’s fundamental names rule investment policy.

If the Registrant is not alerted by the Staff of the Securities and Exchange Commission (Commission) within ten (10) days of the filing of this statement concerning comments on the information disclosed in it, the Registrant will consider itself free to mail definitive proxy materials to its shareholders without waiting to hear from the Staff.

In connection with the review of this filing by the Staff of the Commission, the Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8831.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures